UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2014 – June 30, 2014

Item 1.  Schedule of Investments.

STEINBERG SELECT FUND SCHEDULE OF INVESTMENTS JUNE 30, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 94.1%
Consumer Discretionary - 24.2%
15,560	Charter Communications, Inc. (a)	$2,464,393
35,135	Gannett Co., Inc.	1,100,077
78,275	Hudson's Bay Co.	1,240,458
28,492	Jarden Corp. (a)	1,691,000
43,350	Liberty Global PLC, Class C (a)	1,834,138
20,520	Macy's, Inc.	1,190,570
54,875	News Corp., Class A (a)	984,458
35,200	Twenty-First Century Fox, Inc., Class A	1,237,280
32,325	Visteon Corp. (a)	3,135,848
		14,878,222
Energy - 24.5%
18,635	Baker Hughes, Inc.	1,387,376
29,740	Golar LNG Partners LP	1,095,919
77,100	Golar LNG, Ltd.	4,633,710
19,665	Gulfmark Offshore, Inc.	888,465
8,400	NOW, Inc. (a)	304,164
59,475	Scorpio Tankers, Inc.	604,861
36,425	Seadrill Partners, LLC	1,207,853
50,480	Seadrill, Ltd.	2,016,676
65,500	Superior Energy Services, Inc.	2,367,170
11,475	Valero Energy Corp.	574,897
		15,081,091
Financial - 5.8%
44,253	Arch Capital Group, Ltd. (a)	2,541,892
23,905	Willis Group Holdings PLC	1,035,087
		3,576,979
Health Care - 18.3%
49,270	Abbott Laboratories	2,015,143
9,119	Actavis PLC (a)	2,033,993
82,375	Alere, Inc. (a)	3,082,472
19,320	Express Scripts Holding Co. (a)	1,339,456
20,310	Hospira, Inc. (a)	1,043,325
14,815	Thermo Fisher Scientific, Inc.	1,748,170
		11,262,559
Industrials - 7.6%
9,795	FedEx Corp.	1,482,767
7,375	Owens Corning, Inc.	285,265
44,460	Republic Services, Inc.	1,688,146
26,920	Sensata Technologies Holding NV (a)	1,259,318
		4,715,496
Information Technology - 5.4%
25,700	Fidelity National Information Services, Inc.	1,406,818
24,180	NeuStar, Inc., Class A (a)	629,163
22,660	ViaSat, Inc. (a)	1,313,374
		3,349,355
Materials - 7.6%
53,100	Constellium NV, Class A (a)	1,702,386
72,345	Dominion Diamond Corp. (a)	1,045,385
15,500	Monsanto Co.	1,933,470
		4,681,241
Telecommunication Services - 0.7%
108,725	Cincinnati Bell, Inc. (a)	427,289
Total Common Stock (Cost $47,301,233)		57,972,232
Money Market Fund - 6.6%
4,021,991	Dreyfus Cash Management, 0.03% (b) (Cost $4,021,991)	4,021,991
Total Investments - 100.7% (Cost $51,323,224)*	$61,994,223
Other Assets & Liabilities, Net – (0.7)%	(405,411)
Net Assets – 100.0%	$61,588,812

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,023,867
Gross Unrealized Depreciation	(352,868)
Net Unrealized Appreciation	$10,670,999

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$57,972,232
Level 2 - Other Significant Observable Inputs	4,021,991
Level 3 - Significant Unobservable Inputs	-
Total	$61,994,223

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	August 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	August 6, 2014

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 6, 2014